INTANGIBLE ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS - NET [Abstract]
Schedule of intangible assets

Intangible assets as of December 31, 2015 consist of the following

in millions of $	Acquisition cost	Accumulated amortization	Book value

Customer relationships	3.5	(1.0)	2.5
Technologies	11.6	(11.5)	0.1
Trade marks	5.4	-	5.4
Software licenses	18.6	(12.3)	6.3
Others	0.5	(0.0)	0.5

	39.6	(24.8)	14.8

Intangible assets as of December 31, 2014 consist of the following

in millions of $	Acquisition cost	Accumulated amortization	Book value

Customer relationships	3.9	(0.7)	3.2
Technologies	12.8	(10.1)	2.7
Trade marks	6.0	-	6.0
Software licenses	13.6	(11.8)	1.8

	36.3	(22.6)	13.7

Schedule of estimated amortization expense
in millions of $	Amortization

For the years ending December 31,
2016	2.9
2017	2.1
2018	1.0
2019	0.4
2020	0.4
Beyond 2021	2.6